Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Short-term lease term	12 months
Lease arrangements term	1 year
Short-term lease expenses	$ 76,894	$ 118,786	$ 118,765